THE HARTFORD MUTUAL FUNDS

                       CLASS R3, CLASS R4, AND CLASS R5 SHARES

                                              PROSPECTUS DATED MARCH 1, 2008
                                              (AS SUPPLEMENTED NOVEMBER 21,
                                              2008)


AS WITH ALL MUTUAL      THE HARTFORD TARGET RETIREMENT 2010 FUND
FUNDS, THE              THE HARTFORD TARGET RETIREMENT 2020 FUND
SECURITIES AND          THE HARTFORD TARGET RETIREMENT 2030 FUND
EXCHANGE COMMISSION
HAS NOT APPROVED OR
DISAPPROVED THESE
SECURITIES OR PASSED
UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.



                       PROSPECTUS DATED OCTOBER 31, 2008
                       (AS SUPPLEMENTED NOVEMBER 21, 2008)


                        THE HARTFORD TARGET RETIREMENT 2015 FUND
                        THE HARTFORD TARGET RETIREMENT 2025 FUND
                        THE HARTFORD TARGET RETIREMENT 2035 FUND
                        THE HARTFORD TARGET RETIREMENT 2040 FUND
                        THE HARTFORD TARGET RETIREMENT 2045 FUND
                        THE HARTFORD TARGET RETIREMENT 2050 FUND



                       THE HARTFORD MUTUAL FUNDS
                       P.O. BOX 64387
                       ST. PAUL, MN 55164-0387

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

--------------------------------------------------------------------------------



Introduction                Introduction                                                 2
A summary of each           The Hartford Target Retirement 2010 Fund                     3
  fund's
goals, principal            The Hartford Target Retirement 2015 Fund                     8
  strategies,
main risks,                 The Hartford Target Retirement 2020 Fund                    12
  performance and
expenses                    The Hartford Target Retirement 2025 Fund                    17
                            The Hartford Target Retirement 2030 Fund                    21
                            The Hartford Target Retirement 2035 Fund                    26
                            The Hartford Target Retirement 2040 Fund                    30
                            The Hartford Target Retirement 2045 Fund                    34
                            The Hartford Target Retirement 2050 Fund                    38
Description of other        Investment strategies and investment matters                42
investment                  Terms used in this prospectus                               45
strategies and
investment risks
Investment manager          Management of the funds                                     65
  and
management fee
  information
Information on your         About your account                                          69
  account
                            Choosing a share class                                      69
                            Investor requirements                                       72
                            Opening an account                                          72
                            Buying shares                                               73
                            Selling shares                                              73
                            Transaction policies                                        74
                            Dividends and account policies                              76
Further information         Financial highlights                                        78
on the
funds                       Fund code, CUSIP number and symbol                          80
                            For more information                                back cover




THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION

--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class R3, Class R4 and Class R5 shares of The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund (each "a fund," and collectively, the "funds").

Below is a summary table briefly describing certain differences between the different share classes offered in this retirement plan prospectus. You should refer to the summary of each fund's goals, principal strategies, main risks, performance and expenses for more details. The funds offer several classes of shares to retirement plans. Each class has its own expense structure and may provide for different levels of service and different amounts of compensation to financial intermediaries. It is the responsibility of a plan fiduciary to choose the share class (and pricing) that best suits the needs of plan participants.


                                                  CLASS R3                  CLASS R4                  CLASS R5
Investment minimums                                 None                      None                      None
Maximum sales charge (load)*                        None                      None                      None
Maximum deferred sales charge (load) *              None                      None                      None
Management fees**                                  0.15%                     0.15%                     0.15%
Distribution and service (12b-1) fees**            0.50%                     0.25%                      None
Administrative fee**                               0.20%                     0.15%                     0.10%
Eligible investors                        401(k) plans, 457         401(k) plans, 457         401(k) plans, 457
                                          plans, employer-          plans, employer-          plans, employer-
                                          sponsored 403(b) plans,   sponsored 403(b) plans,   sponsored 403(b) plans,
                                          profit-sharing and        profit-sharing and        profit-sharing and
                                          money purchase pension    money purchase pension    money purchase pension
                                          plans, defined benefit    plans, defined benefit    plans, defined benefit
                                          plans, and nonqualified   plans, and nonqualified   plans, and nonqualified
                                          deferred compensation     deferred compensation     deferred compensation
                                          plans.                    plans.                    plans.


*  Imposed on purchases as a percentage of the offering price

** As a percentage of a fund's average net assets

Each fund is a series of The Hartford Mutual Funds, Inc. and is a diversified open-end management investment company.

Each fund is a "fund of funds," and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds ("Underlying Funds", as described below under "Principal Investment Strategy" for each of the funds).

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). HIFSCO is also the investment manager to each of the Underlying Funds. The day-to-day portfolio management of each of the Underlying Funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.



2                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD TARGET RETIREMENT 2010 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2010 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2010, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2010. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 58% of assets in equity funds and approximately 42% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2010) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2010). After the target retirement date (2010), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2010).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


THE HARTFORD MUTUAL FUNDS                                                      3

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2007 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2007

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Growth Opportunities Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2010 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2010, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these

4                                                      THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND

--------------------------------------------------------------------------------


businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly

THE HARTFORD MUTUAL FUNDS                                                      5

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND

--------------------------------------------------------------------------------


sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return for the fund's Class Y shares has varied from year to year (Class Y is not offered in this prospectus), while the table shows how the fund's performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The annual return variability of the fund's Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

                                   (BAR CHART)



        7.69%     9.06%


        2006      2007



 During the periods shown in the bar chart, the highest quarterly return was 4.16% (4th quarter, 2006) and the lowest quarterly return was -1.02% (2nd quarter, 2006).


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007


                                                                                  LIFE OF FUND
                                                                     1 YEAR     (SINCE 9/30/05)
  Class Y Return Before Taxes                                         9.06%           7.70%
  Class R3 Return Before Taxes(1)                                     8.20%           7.37%
  Class R4 Return Before Taxes(1)                                     8.51%           7.50%
  Class R5 Return Before Taxes(1)                                     8.74%           7.61%
  S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)                                                              5.49%          10.30%
  Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)                                        6.97%           5.28%


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.


6                                                      THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2010 FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                                CLASS R3     CLASS R4     CLASS R5
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                     None         None         None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)        None         None         None
  Exchange fees                                                    None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                 0.15%        0.15%        0.15%
  Distribution and service (12b-1) fees                           0.50%        0.25%         None
  Other expenses(1)                                               1.60%        1.54%        1.50%
  Acquired Fund fees and expenses                                 0.74%        0.74%        0.74%
  Total annual operating expenses                                 2.99%        2.68%        2.39%
  Less: Contractual expense reimbursement                         1.84%(2)(3)  1.83%(2)(3)  1.59%(2)
  Net annual operating expenses                                   1.15%(2)(3)  0.85%(2)(3)  0.80%(2)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively
(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.30%, 1.00%, 0.80% and 0.80%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.
(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.15% and 0.85%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.30% and 1.00%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                          $  117       $   87       $   82
  Year 3                                                          $  751       $  658       $  593
  Year 5                                                          $1,410       $1,256       $1,131
  Year 10                                                         $3,178       $2,877       $2,604




THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD TARGET RETIREMENT 2015 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2015 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2015, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2015. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of the date of inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 65% of assets in equity funds and approximately 35% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2015) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2015). After the target retirement date (2015), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2015).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund


8                                                      THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2015 FUND

--------------------------------------------------------------------------------


GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund
The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities
  Fund
The Hartford International Small Company
  Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities
  Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2015 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2015, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.


THE HARTFORD MUTUAL FUNDS                                                      9

                                        THE HARTFORD TARGET RETIREMENT 2015 FUND

--------------------------------------------------------------------------------

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.



10                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2015 FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's estimated pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The actual pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                              CLASS R3       CLASS R5       CLASS R4
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                   None           None           None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)      None           None           None
  Exchange fees                                                  None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                               0.15%          0.15%          0.15%
  Distribution and service (12b-1) fees                         0.50%          0.25%           None
  Other expenses(1)(2)                                          0.29%          0.24%          0.19%
  Acquired Fund fees and expenses(2)                            0.75%          0.75%          0.75%
  Total annual operating expenses(2)                            1.69%          1.39%          1.09%
  Less: Contractual expense reimbursement                       0.54%(3)(4)    0.54%(3)(4)    0.29%(3)
  Net annual operating expenses                                 1.15%(3)(4)    0.85%(3)(4)    0.80%(3)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.
(2) Estimated for the current fiscal year.
(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.30%, 1.00% and 0.80%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.
(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.15% and 0.85%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.30% and 1.00%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                           $117         $ 87         $ 82
  Year 3                                                           $480         $387         $318




THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD TARGET RETIREMENT 2020 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2020 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2020, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2020. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 71% of assets in equity funds and approximately 29% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2020) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2020). After the target retirement date (2020), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2020).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds".

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund
The Hartford Global Communications Fund


12                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND

--------------------------------------------------------------------------------

The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2007 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.

UNDERLYING FUNDS AS OF DECEMBER 31, 2007

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2020 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2020, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its

THE HARTFORD MUTUAL FUNDS                                                     13

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND

--------------------------------------------------------------------------------


performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.


14                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND

--------------------------------------------------------------------------------

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return for the fund's Class Y shares has varied from year to year (Class Y is not offered in this prospectus), while the table shows how the fund's performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The annual return variability of the fund's Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

                                   (BAR CHART)



       10.12%     8.83%


        2006      2007



 During the periods shown in the bar chart, the highest quarterly return was 5.40% (4th quarter, 2006) and the lowest quarterly return was -1.53% (2nd quarter, 2006).


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007

                                                                                  LIFE OF FUND
                                                                      1 YEAR    (SINCE 9/30/05)
  Class Y Return Before Taxes                                          8.83%          9.06%
  Class R3 Return Before Taxes(1)                                      7.99%          8.68%
  Class R4 Return Before Taxes(1)                                      8.30%          8.82%
  Class R5 Return Before Taxes(1)                                      8.63%          8.97%
  S&P 500 Index (reflects no deduction for fees, expenses or taxes)    5.49%         10.30%
  Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)                                         6.97%          5.28%



INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.


THE HARTFORD MUTUAL FUNDS                                                     15

                                        THE HARTFORD TARGET RETIREMENT 2020 FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS R3       CLASS R5      CLASS R4
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                    None           None          None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)       None           None          None
  Exchange fees                                                   None           None          None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                0.15%          0.15%         0.15%
  Distribution and service (12b-1) fees                          0.50%          0.25%          None
  Other expenses(1)                                              1.00%          0.94%         0.90%
  Acquired Fund fees and expenses                                0.78%          0.78%         0.78%
  Total annual operating expenses                                2.43%          2.12%         1.83%
  Less: Contractual expense reimbursement                        1.23%(2)(3)    1.22%(2)(3)   0.98%(2)
  Net annual operating expenses                                  1.20%(2)(3)    0.90%(2)(3)   0.85%(2)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.
(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.
(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                          $  122       $   92       $   87
  Year 3                                                          $  640       $  546       $  480
  Year 5                                                          $1,184       $1,027       $  899
  Year 10                                                         $2,673       $2,355       $2,067




16                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TARGET RETIREMENT 2025 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2025 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2025, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2025. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of the date of inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 77% of assets in equity funds and approximately 23% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2025) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2025). After the target retirement date (2025), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2025).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


THE HARTFORD MUTUAL FUNDS                                                     17

                                        THE HARTFORD TARGET RETIREMENT 2025 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2025 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2025, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


18                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2025 FUND

--------------------------------------------------------------------------------

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.



THE HARTFORD MUTUAL FUNDS                                                     19

                                        THE HARTFORD TARGET RETIREMENT 2025 FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's estimated pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The actual pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS R3      CLASS R4      CLASS R5
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                    None          None          None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)       None          None          None
  Exchange fees                                                   None          None          None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                0.15%         0.15%         0.15%
  Distribution and service (12b-1) fees                          0.50%         0.25%          None
  Other expenses(1)(2)                                           0.29%         0.24%         0.19%
  Acquired Fund fees and expenses(2)                             0.79%         0.79%         0.79%
  Total annual operating expenses(2)                             1.73%         1.43%         1.13%
  Less: Contractual expense reimbursement                        0.53%(3)(4)   0.53%(3)(4)   0.28%(3)
  Net annual operating expenses                                  1.20%(3)(4)   0.90%(3)(4)   0.85%(3)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                           $122         $ 92         $ 87
  Year 3                                                           $493         $400         $331




20                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TARGET RETIREMENT 2030 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2030 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2030, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2030. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of March 1, 2008, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 82% of assets in equity funds and approximately 18% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2030) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2030). After the target retirement date (2030), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2030).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds".

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


THE HARTFORD MUTUAL FUNDS                                                     21

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities
  Fund
The Hartford International Small Company
  Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities
  Fund

The Underlying Funds in which the fund invested in as of December 31, 2007 are listed below. The Underlying Funds have been selected for use over longer time periods, but may be changed in the future without shareholder approval.


UNDERLYING FUNDS AS OF DECEMBER 31, 2007

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford Stock Fund
The Hartford Value Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Growth Fund
The Hartford International Opportunities
  Fund
The Hartford International Small Company
  Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2030 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2030, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

22                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND

--------------------------------------------------------------------------------


Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.


THE HARTFORD MUTUAL FUNDS                                                     23

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND

--------------------------------------------------------------------------------

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return for the fund's Class Y shares has varied from year to year (Class Y is not offered in this prospectus), while the table shows how the fund's performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4 and Class R5.

The annual return variability of the fund's Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax basis. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

                                   (BAR CHART)



       10.02%    10.68%


        2006      2007



 During the periods shown in the bar chart, the highest quarterly return was 6.28% (4th quarter, 2006) and the lowest quarterly return was -2.09% (2nd quarter, 2006).


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007


                                                                                 LIFE OF FUND
                                                                     1 YEAR    (SINCE 9/30/05)
  Class Y Return Before Taxes                                        10.68%          9.72%
  Class R3 Return Before Taxes(1)                                     9.85%          9.35%
  Class R4 Return Before Taxes(1)                                    10.18%          9.50%
  Class R5 Return Before Taxes(1)                                    10.26%          9.54%
  S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)                                                              5.49%         10.30%
  Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)                                        6.97%          5.28%



INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006. Class R3, Class R4 and Class R5 performance prior to December 22, 2006 reflects Class Y share performance and operating expenses.


24                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2030 FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                              CLASS R3       CLASS R4       CLASS R5
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                   None           None           None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)      None           None           None
  Exchange fees                                                  None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                               0.15%          0.15%          0.15%
  Distribution and service (12b-1) fees                         0.50%          0.25%           None
  Other expenses(1)                                             1.18%          1.12%          1.08%
  Acquired Fund fees and expenses                               0.80%          0.80%          0.80%
  Total annual operating expenses                               2.63%          2.32%          2.03%
  Less: Contractual expense reimbursement                       1.43%(2)(3)    1.42%(2)(3)    1.18%(2)
  Net annual operating expenses                                 1.20%(2)(3)    0.90%(2)(3)    0.85%(2)


(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.
(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.
(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                          $  122       $   92       $   87
  Year 3                                                          $  681       $  588       $  522
  Year 5                                                          $1,267       $1,111       $  984
  Year 10                                                         $2,858       $2,546       $2,264




THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD TARGET RETIREMENT 2035 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2035 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2035, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2035. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of the date of inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 87% of assets in equity funds and approximately 13% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2035) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2035). After the target retirement date (2035), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2035).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund

The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


26                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2035 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities
  Fund
The Hartford International Small Company
  Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities
  Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2035 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2035, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated


THE HARTFORD MUTUAL FUNDS                                                     27

                                        THE HARTFORD TARGET RETIREMENT 2035 FUND

--------------------------------------------------------------------------------


proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.



28                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2035 FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's estimated pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The actual pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                              CLASS R3       CLASS R4       CLASS R5
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                   None           None           None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)      None           None           None
  Exchange fees                                                  None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                               0.15%          0.15%          0.15%
  Distribution and service (12b-1) fees                         0.50%          0.25%           None
  Other expenses(1)(2)                                          0.29%          0.24%          0.19%
  Acquired Fund fees and expenses(2)                            0.80%          0.80%          0.80%
  Total annual operating expenses(2)                            1.74%          1.44%          1.14%
  Less: Contractual expense reimbursement                       0.54%(3)(4)    0.54%(3)(4)    0.29%(3)
  Net annual operating expenses                                 1.20%(3)(4)    0.90%(3)(4)    0.85%(3)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.
(2) Estimated for the current year.
(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.
(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                           $122         $ 92         $ 87
  Year 3                                                           $495         $402         $333




THE HARTFORD MUTUAL FUNDS                                                     29

THE HARTFORD TARGET RETIREMENT 2040 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2040 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2040, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2040. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of the date of inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 92% of assets in equity funds and approximately 8% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2040) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2040). After the target retirement date (2040), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2040).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


30                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2040 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2040 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2040, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated


THE HARTFORD MUTUAL FUNDS                                                     31

                                        THE HARTFORD TARGET RETIREMENT 2040 FUND

--------------------------------------------------------------------------------


proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.



32                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2040 FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's estimated pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The actual pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                              CLASS R3       CLASS R4       CLASS R5
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                   None           None           None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)      None           None           None
  Exchange fees                                                  None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                               0.15%          0.15%          0.15%
  Distribution and service (12b-1) fees                         0.50%          0.25%           None
  Other expenses(1)(2)                                          0.29%          0.24%          0.19%
  Acquired Fund fees and expenses(2)                            0.80%          0.80%          0.80%
  Total annual operating expenses(2)                            1.74%          1.44%          1.14%
  Less: Contractual expense reimbursement                       0.54%(3)(4)    0.54%(3)(4)    0.29%(3)
  Net annual operating expenses                                 1.20%(3)(4)    0.90%(3)(4)    0.85%(3)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.
(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                           $122         $ 92         $ 87
  Year 3                                                           $495         $402         $333




THE HARTFORD MUTUAL FUNDS                                                     33

THE HARTFORD TARGET RETIREMENT 2045 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2045 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2045, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2045. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of the date of inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 95% of assets in equity funds and approximately 5% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2045) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2045). After the target retirement date (2045), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2045).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


34                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2045 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2045 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2045, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


THE HARTFORD MUTUAL FUNDS                                                     35

                                        THE HARTFORD TARGET RETIREMENT 2045 FUND

--------------------------------------------------------------------------------

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.



36                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2045 FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's estimated pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The actual pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                                             CLASS R3       CLASS R5       CLASS R4
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                  None           None           None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)     None           None           None
  Exchange fees                                                 None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                              0.15%          0.15%          0.15%
  Distribution and service (12b-1) fees                        0.50%          0.25%           None
  Other expenses(1)(2)                                         0.29%          0.24%          0.19%
  Acquired Fund fees and expenses(2)                           0.80%          0.80%          0.80%
  Total annual operating expenses(2)                           1.74%          1.44%          1.14%
  Less: Contractual expense reimbursement                      0.49%(3)(4)    0.49%(3)(4)    0.24%(3)
  Net annual operating expenses                                1.25%(3)(4)    0.95%(3)(4)    0.90%(3)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.
(2) Estimated for the current year.
(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.40%, 1.10% and 0.90%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.
(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.25% and 0.95%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.40% and 1.10%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                           $127         $ 97         $ 92
  Year 3                                                           $500         $407         $338




THE HARTFORD MUTUAL FUNDS                                                     37

THE HARTFORD TARGET RETIREMENT 2050 FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Target Retirement 2050 Fund's goal is to maximize total return and secondarily, to seek capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund is designed for investors who plan to retire close to the year 2050, and who desire an asset allocated portfolio that becomes more conservative over time. The fund seeks its goal through investment in a combination of equity and fixed income funds, with an increasing allocation to fixed income funds as the fund approaches its target year of 2050. It does this by investing in a diversified combination of other Hartford Mutual
Funds -- the Underlying Funds -- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.

In seeking the fund's investment objective, Hartford Investment Management's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research.

     - As of the date of inception, under normal market conditions, adjusting the fund's investments in the Underlying Funds generally will achieve approximately 95% of assets in equity funds and approximately 5% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality.

     - Up until the fund's target retirement date, the fund's portfolio allocation will become more conservative by increasing its allocation to fixed income funds so that by the target retirement date (2050) the fund's investments in the Underlying Funds are expected to be approximately 55% in equity funds and approximately 45% in fixed income funds, although these percentages may vary from time to time. The fund will continue to invest for approximately 25 years after its target retirement date (2050). After the target retirement date (2050), the allocation will continue to become more conservative such that the fund will reach its most conservative allocation approximately 25 years after the target retirement date (2050).

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving the fund's investment goal.

     - Hartford Investment Management may also use various techniques, such as buying and selling ETFs, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments, fixed income instruments of all quality types and maturities, and other instruments. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For further details regarding each of the Underlying Funds, please refer to the section in this prospectus entitled "Investment Goal and Principal Investment Strategies of the Underlying Funds."

The Underlying Funds in which the fund may invest are listed below. Hartford Investment Management may change the asset allocation among the Underlying Funds, or may invest in other Hartford Mutual Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Balanced Income Fund
The Hartford Capital Appreciation Fund
The Hartford Capital Appreciation II Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Fundamental Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford LargeCap Growth Fund
The Hartford MidCap Fund
The Hartford MidCap Growth Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Value Fund
The Hartford Select SmallCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Diversified International Fund


38                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2050 FUND

--------------------------------------------------------------------------------

The Hartford Global Communications Fund
The Hartford Global Equity Fund
The Hartford Global Financial Services Fund
The Hartford Global Growth Fund
The Hartford Global Health Fund
The Hartford Global Technology Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the year 2050 approaches and for approximately 25 years thereafter. Therefore, the closer the fund is to its inception date, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered. Conversely, the more time which passes since the year 2050, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

The limitations regarding investment allocations placed on the fund make the fund less flexible in its investment strategy than mutual funds not subject to such limitations. In addition, the asset allocations made by the fund may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors.

The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk, income risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


THE HARTFORD MUTUAL FUNDS                                                     39

                                        THE HARTFORD TARGET RETIREMENT 2050 FUND

--------------------------------------------------------------------------------

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. The net asset value of the fund will fluctuate with the changes in the value of the ETFs in which the fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, emerging markets, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs are also subject to specific risks depending on the nature of the ETF. These risks include, but are not limited to, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities.

Manager allocation risk refers to the possibility that Hartford Investment Management could allocate assets in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund's exposure to the risks of any one class, the risk remains that Hartford Investment Management may favor an asset class that performs poorly relative to another asset class. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters.

In connection with the asset allocation process, the fund may, from time to time, invest more than 25% of its assets in one Underlying Fund. To the extent that the fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the fund.



40                                                     THE HARTFORD MUTUAL FUNDS

                                        THE HARTFORD TARGET RETIREMENT 2050 FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's estimated pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The actual pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                                             CLASS R3       CLASS R5       CLASS R4
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                                  None           None           None
  Maximum deferred sales charge (load) (as a percentage of
  purchase price or redemption proceeds, whichever is less)     None           None           None
  Exchange fees                                                 None           None           None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                              0.15%          0.15%          0.15%
  Distribution and service (12b-1) fees                        0.50%          0.25%           None
  Other expenses(1)(2)                                         0.29%          0.24%          0.19%
  Acquired Fund fees and expenses(2)                           0.80%          0.80%          0.80%
  Total annual operating expenses(2)                           1.74%          1.44%          1.14%
  Less: Contractual expense reimbursement                      0.49%(3)(4)    0.49%(3)(4)    0.24%(3)
  Net annual operating expenses                                1.25%(3)(4)    0.95%(3)(4)    0.90%(3)



(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.
(2) Estimated for the current year.
(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.40%, 1.10% and 0.90%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.
(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.25% and 0.95%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.40% and 1.10%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)                            CLASS R3     CLASS R4     CLASS R5
  Year 1                                                           $127         $ 97         $ 92
  Year 3                                                           $500         $407         $338




THE HARTFORD MUTUAL FUNDS                                                     41

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

Each fund's share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). Each of the Underlying Funds in which the funds invest is permitted a wide range of investment techniques. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Because each of the funds invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will affect shareholders of each of the funds in direct proportion to the amount of assets the fund allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by each Underlying Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All of the funds, through certain Underlying Funds, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The funds, through certain Underlying Funds, may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

 USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES

Each fund, through certain Underlying Funds, may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund, through certain Underlying Funds, to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging an Underlying Fund's portfolio investments. Hedging techniques may not always be available to an Underlying Fund, and it may not always be feasible for an Underlying Fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund, through an Underlying Fund, could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way an Underlying Fund's manager expected. As a result, the use of these techniques may result in losses to a fund, through an Underlying Fund, or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 FOREIGN INVESTMENTS

The funds, through certain Underlying Funds, may invest in securities and loans of foreign issuers and borrowers and non-dollar securities and loans.


42                                                     THE HARTFORD MUTUAL FUNDS

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Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock
Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures may be unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund, through an Underlying Fund, to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund, through an Underlying Fund, has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, through an Underlying Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 INVESTMENTS IN EMERGING MARKETS

The funds, through certain Underlying Funds, may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia, Croatia, Nigeria and certain other emerging countries involves risk of loss resulting from problems in share registration and/or custody and substantial economic and political disruptions. The funds, through certain Underlying Funds, may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

 SMALL CAPITALIZATION COMPANIES

The funds, through certain Underlying Funds, may invest in securities of small capitalization companies.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

 OTHER INVESTMENT COMPANIES

In addition to investments by each fund in Underlying Funds, each fund, and each Underlying Fund, may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to

THE HARTFORD MUTUAL FUNDS                                                     43

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statutory limitations prescribed by the Investment Company Act of 1940, as amended, and certain regulatory exemptions. These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a Contractual Arrangement between the ETFs and the investing funds. A fund and an Underlying Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

 RISKS OF ILLIQUID SECURITIES

Each fund and each Underlying Fund (other than the Inflation Plus Fund and the Money Market Fund) may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value (10% for the Inflation Plus Fund and the Money Market Fund).

Securities purchased by a fund or an Underlying Fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a fund's or an Underlying Fund's portfolio become illiquid, the fund or an Underlying Fund may exceed its 15% limitation in illiquid instruments (10% in the case of Inflation Plus Fund or Money Market
Fund). In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15% of a fund's or an Underlying Fund's net assets (10% in the case of Inflation Plus Fund or Money Market Fund) the fund or an Underlying Fund, as the case may be, must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund or an Underlying Fund to liquidate any portfolio instrument where the fund or an Underlying Fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a fund's or an Underlying Fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund's or an Underlying Fund's NAV. For more information on fair valuation, please see "Transaction Policies -- Valuation of Shares".

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds' prospectus will be updated prior to any change in a fund's investment goal (or objective).

 CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The following Underlying Funds may have a relatively high portfolio turnover:

- Capital Appreciation II Fund

- Fundamental Growth Fund

- Global Equity Fund


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- Global Growth Fund

- Global Technology Fund

- Growth Opportunities Fund

- High Yield Fund

- Income Fund

- Inflation Plus Fund

- International Growth Fund

- International Opportunities Fund

- International Small Company Fund

- LargeCap Growth Fund

- Select SmallCap Value Fund

- Short Duration Fund

- Small Company Fund

- SmallCap Growth Fund

- Strategic Income Fund

- Total Return Bond Fund

- U.S. Government Securities Fund

The other Underlying Funds may also, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for an Underlying Fund and higher taxable distributions to the Underlying Fund's shareholders and therefore could adversely affect the Underlying Fund's performance. The Underlying Funds are not managed to achieve a particular tax result for shareholders.

 TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with (e.g. derive 50% or more of their revenue or income from) markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

 ADDITIONAL INVESTMENT STRATEGIES
 AND RISKS

Each fund, through certain Underlying Funds, may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Statement of Additional Information ("SAI"), which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

 DISCLOSURE OF PORTFOLIO HOLDINGS

The funds and the Underlying Funds will disclose their complete calendar month-end portfolio holdings on the funds' website at http://institutional.thehartford.com/ no earlier than 30 calendar days after the end of each month. The funds and the Underlying Funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund's assets (in the case of Underlying Funds that invest only in fixed income instruments); or
(ii) each fund's largest ten holdings (in the case of the funds and the other Underlying Funds). A description of the funds' and the Underlying Funds' policies and procedures with respect to the disclosure of the funds' and the Underlying Funds' portfolio securities is available in the funds' SAI.

 "FUND OF FUNDS" STRUCTURE

The term "fund of funds" is used to describe mutual funds, such as the funds, that pursue their investment objectives by investing in other mutual funds. By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the fund of funds invests, in addition to the fund of funds' direct fees and expenses.

Your cost of investing in the funds, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund-of-funds structure could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund. For example, Hartford Investment Management may change the current asset allocation strategy among the Underlying Funds, or may invest in different funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal. Hartford Investment Management expects the reallocation of Underlying Funds to occur quarterly although it may rebalance more frequently or less frequently as market conditions warrant. The effect of rebalancing on the fund and the Underlying Funds may increase transaction costs.

THE HARTFORD MUTUAL FUNDS                                                     45

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However, Hartford Investment Management attempts to minimize these costs. These transactions could increase or decrease the amount of gains, and could also affect the timing, amount and character of distributions.

It is the policy of Hartford Investment Management to manage each fund in the best interests of its shareholders and to conduct the investment program for each fund without taking into account the profitability of any Underlying Fund or affiliate. However, management of the funds entails special potential conflicts of interest for Hartford Investment Management because the funds invest in affiliated Underlying Funds. In general, certain of the Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others. Hartford Investment Management may therefore have an incentive to allocate more of a fund's assets to the more profitable of these Underlying Funds, and fewer assets to the less profitable of these Underlying Funds. To mitigate such conflicts Hartford Investment Management has implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds' Board of Directors.

 SUMMARY COMPARISON OF THE FUNDS

Hartford Investment Management invests each fund's assets in a combination of other Hartford Mutual Funds and ETFs: domestic and international equity funds and fixed income funds (Underlying Funds). The funds differ primarily due to their asset allocations among these fund types. Hartford Investment Management intends to manage each fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, Hartford Investment Management may modify the asset allocation strategy for any fund and modify the selection of Underlying Funds for any fund from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The limitations regarding investment allocations placed on the funds make these funds less flexible in their investment strategies than mutual funds not subject to such limitations. In addition, the asset allocations made by the funds may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk for investors. Investors should consider a number of factors beyond target retirement date when evaluating whether or not to invest in the funds.

 INVESTMENT GOAL AND PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

The investment goal (or objective) and principal investment strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and Statement of Additional Information ("SAI") of the Underlying Funds. Because each fund invests in the Underlying Funds, investors will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus or SAI for an Underlying Fund, please call 1-888-843-7824.

Each of the following Underlying Funds has an investment goal (or objective) that may be changed without the approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its goal.

THE HARTFORD ADVISERS FUND

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -  equities,

     -  debt securities, and

     -  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management") and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.


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In general, the fund seeks to invest in companies that, in Wellington
Management's opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Fitch, Inc. ("Fitch"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

THE HARTFORD BALANCED INCOME FUND

INVESTMENT GOAL. The Hartford Balanced Income Fund seeks to provide current income with growth of capital as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments. Under normal circumstances, the fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%. Allocation decisions within these bands are in the discretion of the fund's sub-adviser, Wellington Management, and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The equity portion of the fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion. The fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.

The fixed income portion of the fund will invest primarily in investment grade debt (securities rated at least "BBB" by S&P or "Baa" by Moody's or "BBB" by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality). The fixed income portion of the fund will additionally invest in other fixed income sectors including non-investment grade debt (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality) and emerging market debt. The fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities or "junk bonds." The fund may invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt.

THE HARTFORD CAPITAL APPRECIATION FUND

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.


THE HARTFORD MUTUAL FUNDS                                                     47

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THE HARTFORD CAPITAL APPRECIATION II FUND

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and nondollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. The fund may trade securities actively.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies, each of which includes one or more specific portfolio management approaches. Each approach is focused on total return, and together the strategies represent an opportunistic, flexible and diversified fund profile.

The fund is organized as follows:

Opportunistic Growth:

Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Opportunistic Value:

Opportunistic Value approaches seek growth of capital by investing primarily in common stocks covering a broad range of industries and market capitalizations that Wellington Management believes are undervalued and have the potential for appreciation.

Broad/Special Opportunities:

Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In aggregate managers in this sleeve will invest in companies across a range of market capitalizations, industries and countries.

THE HARTFORD DISCIPLINED EQUITY FUND

INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive value and momentum factors. Value factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

INVESTMENT GOAL. The Hartford Diversified International Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in foreign equity securities selected on the basis of potential for capital appreciation. The fund will seek to outperform the MSCI All Country World ex US Index. The MSCI All Country World ex US Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however, the fund has no limit on the amount of assets that may be invested in any one country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose

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securities are traded principally on exchanges in emerging markets. Under normal circumstances, the fund will invest in a broad range of companies across a broad range of countries. The fund may invest in companies of any market capitalization.

The fund chooses the equity securities in which it invests using what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential.

The fund employs a multiple portfolio manager structure and is organized into three broad strategies. Each strategy includes one or more specific portfolio management approaches that independently seek to provide total return. The fund does not allocate a set percentage to any specific strategy but instead seeks a flexible and diversified fund profile that maintains a significant allocation of investments across all three strategies. The three broad strategies the fund will pursue are:

BROAD/SPECIAL OPPORTUNITIES: Broad/Special Opportunities approaches seek growth of capital by identifying companies that have substantial capital appreciation potential. Investments may be selected based on the expectation of dynamic earnings growth potential and/or a belief that securities are undervalued at current price levels. In the aggregate, managers will invest in companies across a range of market capitalizations, industries and countries.

OPPORTUNISTIC GROWTH: Opportunistic Growth approaches seek growth of capital by investing primarily in a diversified portfolio of equity securities covering a broad range of industries, companies and market capitalizations that managers believe have superior growth potential.

OPPORTUNISTIC VALUE: Opportunistic Value approaches seek growth of capital by investing primarily in equity securities covering a broad range of industries and market capitalizations that managers believe are undervalued and have the potential for appreciation.

THE HARTFORD DIVIDEND AND GROWTH FUND

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies within the index ranged from approximately $708 million to $512 billion. The fund's portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

THE HARTFORD EQUITY INCOME FUND

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-

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researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

THE HARTFORD FLOATING RATE FUND

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch are below investment grade. Securities which are unrated but determined by Hartford Investment Management to be of comparable quality will also be considered below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds".

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management, relies on a "bottom-up," fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

THE HARTFORD FUNDAMENTAL GROWTH FUND
(FORMERLY THE HARTFORD FOCUS FUND)

INVESTMENT GOAL. The Hartford Fundamental Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion. Individual holdings are typically no larger than 5% of the fund's total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company's long-term, sustainable growth rate. The fund may trade securities actively.


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THE HARTFORD GLOBAL COMMUNICATIONS FUND

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; provide traditional local and long-distance telephone service and equipment; provide cellular, paging and local and wide area product networks or equipment; or provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies it believes possess one or more of the following attributes:

     - the current market price of its stock is at the low end of its historical relative valuation range, or

     - a positive change in operating results is anticipated but not yet reflected in the price of its stock, or

     -  unrecognized or undervalued assets exist, and

     - management that demonstrates that it can convert the above factors into shareholder value.

The fund will consider selling a security when:

     -  its target price is achieved,

     - expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects, or

     - equity securities of other comparable issuers in an industry are available at more attractive prices.

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL EQUITY FUND

INVESTMENT GOAL. The Hartford Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund seeks to achieve its goal by investing primarily in equity securities of companies in a broad range of countries, industries and market capitalizations worldwide. The fund's diversified portfolio of equity securities is constructed by allocating the fund's assets across a variety of industries, and then selecting companies in each industry that are deemed to be attractive by members of Wellington Management's team of global industry analysts. Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices. The fund will typically seek to maintain some representation in each major industry represented in the MSCI All Country World Index. The MSCI All Country World Index is currently comprised of forty-eight countries. The fund will invest in securities of companies located in a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that may be invested in each country. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.


THE HARTFORD MUTUAL FUNDS                                                     51

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THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, securities exchanges, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America, Europe and Japan. Therefore the fund invests most of its assets in companies located in these three geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks it believes have favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

     -  management focuses on rewarding shareholders,

     -  market expectations of future earnings are too low,

     - market value does not reflect the fact that earnings are understated due to conservative accounting,

     - market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist,

     - it is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality, or

     - its strength in a distinct product or geographic area makes it attractive to potential acquirers.

The fund will consider selling a security when:

     -  its issuer's management no longer appears to promote shareholder value,

     -  market expectations of future earnings are too high,

     - it can sell the security of an outstanding company at a significant premium,

     - market value exceeds the true value of the issuer's component businesses,

     - market value does not reflect the fact that earnings are overstated due to aggressive accounting,

     - market value does not reflect the risk of potential problems in an important business component, or

     -  more attractive opportunities arise.

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL GROWTH FUND
(FORMERLY THE HARTFORD GLOBAL LEADERS FUND)

INVESTMENT GOAL.  The Hartford Global Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of growth companies located worldwide. The fund's investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each

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country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion. The fund may trade securities actively.

THE HARTFORD GLOBAL HEALTH FUND

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share one or more of the following attributes:

     -  the company's business franchise is temporarily mispriced,

     -  the market under-values the new product pipelines,

     - the company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

     -  the company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

     -  target prices are achieved,

     -  fundamental expectations are not met,

     -  a company's prospects become less appealing, or

     - equity securities of other comparable issuers in an industry are available at more attractive prices.

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

THE HARTFORD GLOBAL TECHNOLOGY FUND

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, information technology services and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the

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technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share, in Wellington Management's opinion, one or more of the following attributes:

     -  a positive change in operating results is anticipated,

     -  unrecognized or undervalued capabilities are present, or

     - the quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

     -  target prices are achieved,

     - earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook, or

     -  more attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

THE HARTFORD GROWTH FUND

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and nondollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

THE HARTFORD GROWTH OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities. Wellington Management uses fundamental analysis to identify companies with accelerating operating momentum for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

THE HARTFORD HIGH YIELD FUND

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds". The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P or "B-" by Fitch, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends

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to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management's High Yield Team uses what is sometimes referred to as a "bottom-up" analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer's business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management's economic outlook is also an important input in overlaying a "top-down" view of the economy in the construction of fund's interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in longterm interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The fund may trade securities actively.

THE HARTFORD INCOME FUND

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 65% of its total assets in securities rated "A" quality or better. This means securities that are rated at the time of purchase within the three highest categories assigned by Moody's ("Aaa", "Aa" or "A") or S&P ("AAA", "AA" or "A") or Fitch ("AAA", "AA" or "A") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these three highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds". The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans. Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear

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either attractive or unattractive. For individual securities, Hartford
Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates. The fund may trade securities actively.

THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

THE HARTFORD INTERNATIONAL GROWTH FUND
(FORMERLY THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)

INVESTMENT GOAL. The Hartford International Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country

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diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Index ("MSCI EAFE Index") is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $326 million to $232 billion. The fund may trade securities actively.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as Wellington Management's analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index ("MSCI AC World ex US Index"). As of December 31, 2007, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $131 million and $354 billion. The fund may trade securities actively.

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization no greater than $10 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks candidates that exhibit some combination of:

     -  a well-articulated business plan,

     -  experienced management,

     -  a sustainable competitive advantage, and

     -  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the

THE HARTFORD MUTUAL FUNDS                                                     57

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fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

THE HARTFORD LARGECAP GROWTH FUND

INVESTMENT GOAL. The Hartford LargeCap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-adviser believes have superior return potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 and S&P 500 Indices. As of December 31, 2007, the market capitalization of companies included in these indices ranged from approximately $458 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

THE HARTFORD MIDCAP FUND

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a "bottom-up" investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

THE HARTFORD MIDCAP GROWTH FUND
(FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)

INVESTMENT GOAL. The Hartford MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $42 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

THE HARTFORD MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund

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defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

     -  attractive valuation,

     -  a strong management team, and

     -  strong industry position.

THE HARTFORD MONEY MARKET FUND

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

THE HARTFORD SELECT MIDCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between $446 million to $42 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

THE HARTFORD SELECT SMALLCAP VALUE FUND

INVESTMENT GOAL. The Hartford Select SmallCap Value Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks of small capitalization companies. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($6 billion as of December 31, 2007). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at this level in securities of companies with the stated market capitalization. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


THE HARTFORD MUTUAL FUNDS                                                     59

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The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment subadvisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments. The fund may trade securities actively.

Kayne Anderson Rudnick Investment Management, LLC's ("KAR") investment philosophy is that strong risk-adjusted returns can be achieved through investment in high quality companies purchased at reasonable prices. KAR utilizes a disciplined, "bottom-up," fundamental approach to identify companies with rising free cash flow, high reinvestment rate, and strong financial characteristics. The major guideline that drives KAR's portfolio construction process is quality. KAR defines quality as a company that has market dominance with sustainable competitive advantages, a strong management team that has a strategic vision and a strong shareholder orientation, financial strength, and consistent growth.

Metropolitan West Capital Management, LLC ("MetWest Capital") believes a team of highly experienced investors who (1) research high-quality businesses from an objective perspective, (2) invest in small cap companies selling below fair value and (3) identify clear catalysts to help realize full value within a defined time frame will produce superior long-term returns with lower-than-market risk. MetWest Capital's approach is driven by fundamental research and utilizes a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that they consider an impetus for change at the companies in which they invest. In other words, MetWest Capital determines why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount over their investment horizon (typically two to three years).

SSgA Funds Management, Inc.'s ("SSgA FM") enhanced small cap value strategy is designed to draw on elements of passive and active investing to create a portfolio with similar characteristics to the Russell 2000 Value Index, but that also has the potential to provide excess returns. SSgA FM adheres to a quantitatively driven investment process through the usage of a multi factor model that assigns a ranking to each stock based on growth, valuation, and sentiment characteristics. The research process seeks to pinpoint stocks that are undervalued by the market, but possess superior earnings growth potential. The sentiment component helps determine whether or not it is a good time to purchase or hold a security based on the conviction of the marketplace. Risk controls seek to ensure that the strategy does not have a style or size bias relative to the Russell 2000 Value Index.

THE HARTFORD SHORT DURATION FUND

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks it goal by investing, under normal circumstances, at least 80% of its total assets in "investment grade" quality securities. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration. For example, a U.S. Treasury security with a duration of 2 years can be expected to change in price by approximately 2% for every 100 basis point change in the yield of the security.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure. The fund may trade securities actively.


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THE HARTFORD SMALL COMPANY FUND

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment subadvisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -  have potential for above-average earnings growth,

     -  are undervalued in relation to their investment potential,

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

     - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

THE HARTFORD SMALLCAP GROWTH FUND

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-advisers believe have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment subadvisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a "bottom-up" approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary

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quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum measures. Value factors compare securities within sectors based on measures such as valuations, earnings quality and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

Hartford Investment Management seeks to achieve the fund's goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

THE HARTFORD STOCK FUND

INVESTMENT GOAL.  The Hartford Stock Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management's opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $708 million to $512 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

THE HARTFORD STRATEGIC INCOME FUND

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade debt securities are commonly referred to as "high yield -- high risk" or "junk bonds". Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes. The fund may invest in debt securities of any maturity.

The fund will generally hold a diversified portfolio of investments in various sectors, although the fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management's team emphasizes security selection and maturity management. The investment team uses what is

62                                                     THE HARTFORD MUTUAL FUNDS

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund. The fund may trade securities actively.

THE HARTFORD TOTAL RETURN BOND FUND

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds". The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal. The fund may trade securities actively.

THE HARTFORD VALUE FUND

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.


THE HARTFORD MUTUAL FUNDS                                                     63

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The fund employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

THE HARTFORD VALUE OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer's earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

     -  attractive valuation,

     -  a strong management team, and

     -  strong industry position.



64                                                     THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund and each Underlying Fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $416.3 billion in assets as of June 30, 2008. At the same time, HIFSCO had over $53.3 billion in assets under management. HIFSCO is responsible for the management of each fund and each Underlying Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The Underlying Funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable Underlying Fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

 THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the following Underlying Funds: Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Equity Income Fund, Fundamental Growth Fund, Global Communications Fund, Global Equity Fund, Global Financial Services Fund, Global Growth Fund, Global Health Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2008, Wellington Management had investment management authority with respect to approximately $550 billion in assets.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the funds. In addition, Hartford Investment Management is the investment sub-adviser to the following Underlying Funds: Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, LargeCap Growth Fund, MidCap Growth Fund, Money Market Fund, Select MidCap Value Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of June 30, 2008, Hartford Investment Management had investment management authority over approximately $148 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Kayne Anderson Rudnick Investment Management, LLC ("KAR") is an investment sub-adviser to the following Underlying Fund: Select SmallCap Value Fund. KAR is a registered investment adviser based in Los Angeles, California. The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy. As of June 30, 2008, KAR had approximately $4.4 billion in assets under management. KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

Metropolitan West Capital Management, LLC ("MetWest Capital") is an investment sub-adviser to the following Underlying Fund: Select SmallCap Value Fund. MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad. MetWest Capital specializes in large cap and small cap value equity, international core value equity and balanced portfolios. As of June 30, 2008, MetWest Capital had investment management authority over approximately $10.4 billion in assets under management. MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. Wachovia Corporation ("Wachovia") holds a majority interest in MetWest Capital. On October 3, 2008, Wells Fargo & Company ("Wells Fargo") agreed to acquire Wachovia. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control MetWest Capital. On November 6, 2008, the Board of Directors (the "Board") approved a new sub-advisory agreement with MetWest Capital. This

THE HARTFORD MUTUAL FUNDS                                                     65

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


agreement supersedes an interim sub-advisory agreement with MetWest Capital, approved by the Board on October 20, 2008, which became effective upon the issuance of the preferred shares. This transaction is not expected to affect the day-to-day management of the Select SmallCap Value Fund.

SSgA Funds Management, Inc. ("SSgA FM") is an investment sub-adviser to the following Underlying Fund: Select SmallCap Value Fund. SSgA FM is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. As of June 30, 2008, SSgA FM managed approximately $149 billion in assets, and State Street Global Advisors managed approximately $1.89 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

 SOFT DOLLAR PRACTICES

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds and the Underlying Funds. Each sub-adviser may cause a fund or an Underlying Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds and the Underlying Funds), although not all of these products and services are necessarily useful and of value in managing the funds and the Underlying Funds specifically. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

 MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2015 FUND, TARGET RETIREMENT 2020 FUND, TARGET RETIREMENT 2025 FUND, TARGET RETIREMENT 2030 FUND, TARGET RETIREMENT 2035 FUND, TARGET RETIREMENT 2040 FUND, TARGET RETIREMENT 2045 FUND AND TARGET RETIREMENT 2050 FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.15%
Next $4.5 billion                          0.10%
Next $5 billion                            0.08%
Amount Over $10 billion                    0.07%


For the fiscal year ended October 31, 2007, for the Target Retirement 2010 Fund, Target Retirement 2020 Fund and the Target Retirement 2030 Fund, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Target Retirement 2010 Fund               0.15%
Target Retirement 2020 Fund               0.15%
Target Retirement 2030 Fund               0.15%


Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund had not commenced operations as of October 31, 2008, no information is available regarding the dollar amount of the fees paid by the funds to HIFSCO.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund is available in the funds' annual report to shareholders covering the period ended October 31, 2007. A discussion regarding the basis for the Board of Directors' approval of the

66                                                     THE HARTFORD MUTUAL FUNDS

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


investment management and investment sub-advisory agreements of Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund will be available in the funds' semi-annual report to shareholders covering the period ending April 30, 2009.

 PORTFOLIO MANAGERS OF THE FUNDS

The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

TARGET RETIREMENT 2010 FUND Edward C. Caputo, Assistant Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2015 FUND Edward C. Caputo Vice President of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2020 FUND Edward C. Caputo, Assistant Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2025 FUND Edward C. Caputo Vice President of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2030 FUND Edward C. Caputo, Assistant Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since March 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2035 FUND Edward C. Caputo Vice President of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2040 FUND Edward C. Caputo Vice President of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.


THE HARTFORD MUTUAL FUNDS                                                     67

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2045 FUND Edward C. Caputo Vice President of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

TARGET RETIREMENT 2050 FUND Edward C. Caputo Vice President of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Caputo joined Hartford Investment Management in 2001. Mr. Caputo has been an investment professional involved in trading, portfolio management and investment research since 2000.

Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since inception. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.


68                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

 CLASS R3

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 0.50%.

- Administrative Fee of 0.20%
 CLASS R4

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 0.25%.

- Administrative Fee of 0.15%
 CLASS R5

- No front-end sales charge; all your money goes to work for you right away.

- No distribution and service (12b-1) fees.

- Administrative Fee of 0.10%

Each class of shares of the funds has its own expense structure, which enables you to choose the share class (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different classes of shares. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor's decision as to the best share class in which to invest.

Class R3 and Class R4 have each adopted a Rule 12b-1 plan that allows the class to pay distribution fees for the sale and distribution of its shares and/or for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the funds may be offered from time to time through one or more separate prospectuses of the funds. Each class of shares of a fund represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular class of shares. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

 DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

 DISTRIBUTION PLANS

The Company, on behalf of the funds, has adopted a separate distribution plan (the "Plan") for each of the Class R3 and Class R4 shares of each fund pursuant to appropriate resolutions of the Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules regarding asset-based sales charges.

CLASS R3 PLAN Pursuant to the Class R3 Plan, a fund may pay HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay to dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance

THE HARTFORD MUTUAL FUNDS                                                     69

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS R4 PLAN Pursuant to the Class R4 Plan, a fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay to dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Accordingly, if HIFSCO's actual expenditures do not match the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more or less than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not interested persons of the funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

 PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

COMMISSIONS AND RULE 12B-1 PAYMENTS HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial
Intermediaries") that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and, therefore, your Financial Intermediary may have a greater incentive to sell certain products, such as the funds, rather than other products.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES. HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of fund shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

- Payments for placement of the funds on a Financial Intermediary's list of mutual funds

70                                                     THE HARTFORD MUTUAL FUNDS

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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


   available for purchase by its customers or for including the funds within a group that receives special marketing focus or are placed on a "preferred list;"

- "Due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds;

- "Marketing support fees" for providing assistance in promoting the sale of fund shares;

- Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

- Provision of educational programs, including information and related support materials;

-  Hardware and software; and

- Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward
D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

SERVICING PAYMENTS TO SERVICING INTERMEDIARIES HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Payments to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity

THE HARTFORD MUTUAL FUNDS                                                     71

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ABOUT YOUR ACCOUNT
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Investments Institutional Operations Company, Inc. & Fidelity Investments
Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Payments.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

 INVESTOR REQUIREMENTS

Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R3, R4 and R5 shares also are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R3, R4 and R5 shares are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

 OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number, that Federal law requires us to obtain. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative, you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1. Read this prospectus carefully.

2. Determine how much you want to invest.
   There is no minimum initial investment and no subsequent investment minimum for each fund.

3. Please contact your financial representative or plan administrator for instructions and assistance.


72                                                     THE HARTFORD MUTUAL FUNDS

BUYING, EXCHANGING AND SELLING SHARES
--------------------------------------------------------------------------------

 BUYING SHARES

Eligible investors may establish an account and purchase shares through a plan administrator, recordkeeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus). Some or all R share classes may not be available through certain financial intermediaries. Additional shares may be purchased through a plan's administrator, recordkeeper or other authorized financial intermediary. Your initial investment must meet the minimum requirements, if any, as discussed above. See your plan administrator, recordkeeper or financial intermediary for any questions regarding buying Class R3, R4 and R5 shares.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund that offers that class. See your plan administrator, recordkeeper or financial intermediary for any questions regarding exchanging shares.


 SELLING SHARES

You may redeem your shares by having your plan administrator or financial intermediary process your redemption. Your plan administrator or financial intermediary will be responsible for furnishing all necessary documents to the funds.


THE HARTFORD MUTUAL FUNDS                                                     73

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                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class of shares as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each class of shares is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the funds, through certain Underlying Funds, generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund, through certain Underlying Funds, will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Boards of Directors of the Underlying Funds. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund, through certain Underlying Funds, may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, through certain Underlying Funds, uses a fair value pricing service approved by the Boards of Directors of the Underlying Funds, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds, through certain Underlying Funds, may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund, through certain Underlying Funds, could obtain the fair value assigned to a security if it, through certain Underlying Funds, were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund, through certain Underlying Funds, are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Boards of Directors of the Underlying Funds. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. The Money Market Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.


74                                                     THE HARTFORD MUTUAL FUNDS

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TRANSACTION POLICIES
--------------------------------------------------------------------------------

 FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund's shares by a fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio managers to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund, through certain Underlying Funds, invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any Hartford Mutual Fund, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund's shareholders are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds' procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where an intermediary will implement the policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures(which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds' policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally,
(4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. In October 2007, new SEC rules became effective which

THE HARTFORD MUTUAL FUNDS                                                     75

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                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


require the funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As the funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of fund shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of fund shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds, through certain Underlying Funds, that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under "Account Closings."

 SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from the net investment income and capital gains of the funds are normally declared and paid quarterly. Notwithstanding the foregoing, in order to accommodate adjustments in asset allocations made by the funds as the mix of Underlying Funds in the funds changes over time, each fund reserves the right to change its dividend distribution policy at the discretion of the fund's Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


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TRANSACTION POLICIES
--------------------------------------------------------------------------------

TAXABILITY OF TRANSACTIONS Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.


THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table for Target Retirement 2010, Target Retirement 2020 Fund and Target Retirement 2030 Fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for each of Target Retirement 2010, Target Retirement 2020 Fund and Target Retirement 2030 Fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006 and October 31, 2005 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund.

                                                  -- SELECTED PER-SHARE DATA (A) --
                 ---------------------------------------------------------------------------------------------------
                                                       NET
                                                     REALIZED
                                                       AND                              DISTRIBUTIONS
                 NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                  VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                 BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                 OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                 ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD TARGET RETIREMENT 2010 FUND (G)
  For the Year Ended October 31, 2007
  Class Y......    $ 9.65     $ 0.32       $--        $ 0.99      $ 1.31      $(0.30)       $   --         $   --
  From (commencement of operations) December 22, 2006, through October 31, 2007
  Class R3.....      9.76       0.14        --          0.89        1.03       (0.13)           --             --
  Class R4.....      9.76       0.16        --          0.89        1.05       (0.15)           --             --
  Class R5.....      9.76       0.19        --          0.89        1.08       (0.17)           --             --
  For the Year Ended October 31, 2006
  Class Y......      9.83       0.50        --          0.21        0.71       (0.53)           --          (0.36)
  From (commencement of operations) September 30, 2005, through October 31, 2005
  Class Y......     10.00       0.02        --         (0.19)      (0.17)         --            --             --
THE HARTFORD TARGET RETIREMENT 2020 FUND (G)
  For the Year Ended October 31, 2007
  Class Y......     10.43       0.30        --          1.25        1.55       (0.26)        (0.04)            --
  From (commencement of operations) December 22, 2006, through October 31, 2007
  Class R3.....     10.55       0.08        --          1.11        1.19       (0.07)           --             --
  Class R4.....     10.55       0.10        --          1.12        1.22       (0.10)           --             --
  Class R5.....     10.55       0.14        --          1.11        1.25       (0.12)           --             --
  For the Year Ended October 31, 2006 (h)
  Class Y......      9.79       0.27        --          0.75        1.02       (0.38)           --             --
  From (commencement of operations) September 30, 2005, through October 31, 2005
  Class Y......     10.00       0.01        --         (0.22)      (0.21)         --            --             --

THE HARTFORD TARGET RETIREMENT 2030 FUND (G)
  For the Year Ended October 31, 2007
  Class Y......      9.36       0.19        --          1.54        1.73       (0.13)        (0.01)            --
  From (commencement of operations) December 22, 2006, through October 31, 2007
  Class R3.....      9.53      (0.01)       --          1.36        1.35          --            --             --
  Class R4.....      9.53         --        --          1.38        1.38          --            --             --
  Class R5.....      9.53       0.05        --          1.35        1.40          --            --             --
  For the Year Ended October 31, 2006 (h)
  Class Y......      9.75       0.10        --          0.84        0.94       (0.53)           --          (0.80)
  From (commencement of operations) September 30, 2005, through October 31, 2005
  Class Y......     10.00       0.01        --         (0.26)      (0.25)         --            --             --
                   -- SELECTED PER-SHARE DATA (A) --               -- RATIOS AND SUPPLEMENTAL DATA --
                 ------------------------------------  ---------------------------------------------------------

                                                                                     RATIO OF        RATIO OF
                                                                                     EXPENSES        EXPENSES
                                                                                    TO AVERAGE      TO AVERAGE
                                                                                    NET ASSETS      NET ASSETS
                                    NET                                               BEFORE           AFTER
                                 INCREASE                                           WAIVERS AND     WAIVERS AND
                                (DECREASE)  NET ASSET                 NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS
                                  IN NET     VALUE AT                   AT END     AND INCLUDING   AND INCLUDING
                     TOTAL         ASSET      END OF      TOTAL        OF PERIOD     INTEREST        INTEREST
                 DISTRIBUTIONS     VALUE      PERIOD   RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)
                 -------------  ----------  ---------  ----------     ----------  --------------  --------------
THE HARTFORD TARGET RETIREMENT 2010 FUND (G)
  For the Year Ended October 31, 2007
  Class Y......      $(0.30)      $ 1.01      $10.66      13.83%        $  153          1.54%          0.20%
  From (commencement of operations) December 22,
     2006, through October 31, 2007
  Class R3.....       (0.13)        0.90       10.66      10.56(f)          11          2.32(e)        0.90(e)
  Class R4.....       (0.15)        0.90       10.66      10.88(f)         442          1.97(e)        0.60(e)
  Class R5.....       (0.17)        0.91       10.67      11.15(f)          11          1.72(e)        0.30(e)
  For the Year Ended October 31, 2006
  Class Y......       (0.89)       (0.18)       9.65       7.62            135          8.02           0.23
  From (commencement of operations) September 30,
     2005, through October 31, 2005
  Class Y......          --        (0.17)       9.83      (1.70)(f)         10          0.32(e)        0.21(e)
THE HARTFORD TARGET RETIREMENT 2020 FUND (G)
  For the Year Ended October 31, 2007
  Class Y......       (0.30)        1.25       11.68      15.20             12          0.94           0.21
  From (commencement of operations) December 22,
     2006, through October 31, 2007
  Class R3.....       (0.07)        1.12       11.67      11.32(f)          11          1.72(e)        0.91(e)
  Class R4.....       (0.10)        1.12       11.67      11.64(f)       1,129          1.35(e)        0.61(e)
  Class R5.....       (0.12)        1.13       11.68      11.91(f)          11          1.12(e)        0.31(e)
  For the Year Ended October 31, 2006 (h)
  Class Y......       (0.38)        0.64       10.43      10.70             11          9.41           0.22
  From (commencement of operations) September 30,
     2005, through October 31, 2005
  Class Y......          --        (0.21)       9.79      (2.10)(f)         10          0.29(e)        0.20(e)

THE HARTFORD TARGET RETIREMENT 2030 FUND (G)
  For the Year Ended October 31, 2007
  Class Y......       (0.14)        1.59       10.95      18.60             38          1.12           0.24
  From (commencement of operations) December 22,
     2006, through October 31, 2007
  Class R3.....          --         1.35       10.88      14.17(f)          11          1.90(e)        0.94(e)
  Class R4.....          --         1.38       10.91      14.48(f)         640          1.54(e)        0.64(e)
  Class R5.....          --         1.40       10.93      14.69(f)          11          1.30(e)        0.34(e)
  For the Year Ended October 31, 2006 (h)
  Class Y......       (1.33)       (0.39)       9.36      10.40             32         13.67           0.21
  From (commencement of operations) September 30,
     2005, through October 31, 2005
  Class Y......          --        (0.25)       9.75      (2.50)(f)         10          0.34(e)        0.19(e)
                   -- RATIOS AND SUPPLEMENTAL DATA --
                 -------------------------------------

                    RATIO OF
                    EXPENSES
                   TO AVERAGE
                   NET ASSETS
                      AFTER       RATIO OF
                   WAIVERS AND       NET
                 REIMBURSEMENTS  INVESTMENT
                  AND EXCLUDING   INCOME TO  PORTFOLIO
                    INTEREST       AVERAGE    TURNOVER
                   EXPENSE (D)   NET ASSETS   RATE (C)
                 --------------  ----------  ---------

THE HARTFORD
  TARGET
  RETIREMENT
  2010 FUND (G)
  For the Year
     Ended
     October
     31, 2007
  Class Y......       0.20%          3.21%       56%
  From
     (commence-
     ment of
     opera-
     tions)
     December
     22, 2006,
     through
     October
     31, 2007
  Class R3.....       0.90(e)        1.62(e)     --
  Class R4.....       0.60(e)        2.03(e)     --
  Class R5.....       0.30(e)        2.23(e)     --
  For the Year
     Ended
     October
     31, 2006
  Class Y......       0.23           2.31        10
  From
     (commence-
     ment of
     opera-
     tions)
     September
     30, 2005,
     through
     October
     31, 2005
  Class Y......       0.21(e)        2.65(e)     12
THE HARTFORD
  TARGET
  RETIREMENT
  2020 FUND (G)
  For the Year
     Ended
     October
     31, 2007
  Class Y......       0.21           2.71        16
  From
     (commence-
     ment of
     opera-
     tions)
     December
     22, 2006,
     through
     October
     31, 2007
  Class R3.....       0.91(e)        0.86(e)     --
  Class R4.....       0.61(e)        1.23(e)     --
  Class R5.....       0.31(e)        1.46(e)     --
  For the Year
     Ended
     October
     31, 2006
     (h)
  Class Y......       0.22           2.73        19
  From
     (commence-
     ment of
     opera-
     tions)
     September
     30, 2005,
     through
     October
     31, 2005
  Class Y......       0.20(e)        1.91(e)     28

THE HARTFORD
  TARGET
  RETIREMENT
  2030 FUND (G)
  For the Year
     Ended
     October
     31, 2007
  Class Y......       0.24           1.90        23
  From
     (commence-
     ment of
     opera-
     tions)
     December
     22, 2006,
     through
     October
     31, 2007
  Class R3.....       0.94(e)       (0.06)(e)    --
  Class R4.....       0.64(e)        0.29(e)     --
  Class R5.....       0.34(e)        0.54(e)     --
  For the Year
     Ended
     October
     31, 2006
     (h)
  Class Y......       0.21           1.10        19
  From
     (commence-
     ment of
     opera-
     tions)
     September
     30, 2005,
     through
     October
     31, 2005
  Class Y......       0.19(e)        1.05(e)     14


--------

(a) Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. (See page 79 for impact on ratios)
(e)    Annualized.
(f)    Not annualized.
(g)    Expense ratios do not include expenses of the underlying funds.
(h) Per share amounts have been calculated using average shares outstanding method.


78                                                     THE HARTFORD MUTUAL FUNDS

FEES PAID INDIRECTLY
--------------------------------------------------------------------------------

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

FUND                                                 YEAR ENDED          YEAR ENDED          YEAR ENDED
----                                              OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                                                  --------------------------------------------------------
TARGET RETIREMENT 2010 FUND
Class R3 Shares                                         0.91%
Class R4 Shares                                         0.62%
Class R5 Shares                                         0.30%
Class Y Shares                                          0.20%               0.23%
TARGET RETIREMENT 2020 FUND
Class R3 Shares                                         0.91%
Class R4 Shares                                         0.63%
Class R5 Shares                                         0.31%
Class Y Shares                                          0.21%               0.22%
TARGET RETIREMENT 2030 FUND
Class R3 Shares                                         0.93%
Class R4 Shares                                         0.66%
Class R5 Shares                                         0.33%
Class Y Shares                                          0.23%               0.20%


--------

 From December 22, 2006 (commencement of operations), through October 31, 2007.


THE HARTFORD MUTUAL FUNDS                                                     79

FUND CODE, CUSIP NUMBER AND SYMBOL

--------------------------------------------------------------------------------


                                                   CLASS    FUND      CUSIP
NAME                                              SHARES    CODE      NUMBER     SYMBOL
----                                              ------    ----    ---------    ------
The Hartford Target Retirement 2010 Fund          R3        1396    416649515    HTTRX
The Hartford Target Retirement 2010 Fund          R4        1397    416649218    HTTSX
The Hartford Target Retirement 2010 Fund          R5        1398    41664L781    HTTTX
The Hartford Target Retirement 2015 Fund          R3        1420    41664L245    HTJRX
The Hartford Target Retirement 2015 Fund          R4        1421    41664L237    HTJSX
The Hartford Target Retirement 2015 Fund          R5        1422    41664L229    HTJTX
The Hartford Target Retirement 2020 Fund          R3        1399    416649499    HTWRX
The Hartford Target Retirement 2020 Fund          R4        1400    416649192    HTWSX
The Hartford Target Retirement 2020 Fund          R5        1401    41664L773    HTWTX
The Hartford Target Retirement 2025 Fund          R3        1423    41664L211    HTKRX
The Hartford Target Retirement 2025 Fund          R4        1424    41664L195    HTKSX
The Hartford Target Retirement 2025 Fund          R5        1425    41664L187    HTKTX
The Hartford Target Retirement 2030 Fund          R3        1402    416649481    HTHRX
The Hartford Target Retirement 2030 Fund          R4        1403    416649184    HTHSX
The Hartford Target Retirement 2030 Fund          R5        1404    41664L765    HTHTX
The Hartford Target Retirement 2035 Fund          R3        1426    41664L179    HTLRX
The Hartford Target Retirement 2035 Fund          R4        1427    41664L161    HTLSX
The Hartford Target Retirement 2035 Fund          R5        1428    41664L153    HTLTX
The Hartford Target Retirement 2040 Fund          R3        1429    41664M102    HTMRX
The Hartford Target Retirement 2040 Fund          R4        1430    41664M201    HTMSX
The Hartford Target Retirement 2040 Fund          R5        1431    41664M300    HTMTX
The Hartford Target Retirement 2045 Fund          R3        1432    41664M409    HTNRX
The Hartford Target Retirement 2045 Fund          R4        1433    41664M508    HTNSX
The Hartford Target Retirement 2045 Fund          R5        1434    41664M607    HTNTX
The Hartford Target Retirement 2050 Fund          R3        1435    41664M706    HTPRX
The Hartford Target Retirement 2050 Fund          R4        1436    41664M805    HTPSX
The Hartford Target Retirement 2050 Fund          R5        1437    41664M888    HTPTX




80                                                     THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION

--------------------------------------------------------------------------------

Two documents are available that offer further information on the funds:

 ANNUAL/SEMI-ANNUAL REPORT  TO SHAREHOLDERS

Additional information about each fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund had not commenced operations as of the date of this prospectus, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund have not yet delivered an annual or semi-annual report.

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge, on the funds' website at http://institutional.thehartford.com. The fund will make available its annual/semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the current SAI or annual/semi-annual reports when they become available, or for shareholder inquiries or other information about the funds, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

http://institutional.thehartford.com/


Or you may view or obtain these documents from the SEC:


 IN PERSON:

at The Sec's Public Reference Room In Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

 ON THE INTERNET OR BY E-MAIL:

Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589